Derivatives and Hedging Activities (Tables)	9 Months Ended
Sep. 30, 2012
Derivatives and Hedging Activities [Abstract]
Schedule of Interest Rate Derivatives
Interest Rate Derivative	Number of Instruments	Notional Amount
Interest Rate Cap	1	$50,000

Schedule of Derivative Instruments in Statement of Financial Position, Fair Value
	Balance Sheet Location	September 30, 2012
Derivatives designated as hedging instruments:
Interest Rate Cap	Derivative, at fair value	$-

Schedule of Derivative Instruments, Gain (Loss) in Statement of Financial Performance
Three Months Ended			Nine Months Ended
	September 30, 2012	September 30, 2011	September 30, 2012	September 30, 2011
Amount of gain (loss) recognized in accumulated other comprehensive income on interest rate derivatives (effective portion)	$-	$-	$(13)	$-
Amount of gain (loss) reclassified from accumulated other comprehensive income into income as interest expense (effective portion)	$-	$-	$-	$-
Amount of gain (loss) recognized in income on derivative instruments (ineffective portion and amounts excluded from effectiveness testing)	$-	$-	$-	$-